Bank borrowings - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Borrowings [abstract]
Non-Current Amount	$ 144,388	$ 132,821
Current Amount	14,611	8,191
Principal amount - Gross	144,388	135,919
Total	158,999	141,012
Amount due for settlement after 12 months	144,388	132,821
Credit facilities
Borrowings [abstract]
Principal amount	100,000	250,000
Non-Current Amount	45,449	132,821
Current Amount	12,600	493
Principal amount - Gross	62,835	135,919
Unamortised issuance costs	(4,786)	(3,098)
Accrued interest		493
Total	58,049	133,314
Amount due for settlement within 12 months	12,600	493
Amount due for settlement after 12 months	45,449	132,821
Other
Borrowings [abstract]
Principal amount	150,000
Non-Current Amount	98,939
Current Amount	2,011	7,698
Total	100,950	$ 7,698
Amount due for settlement after 12 months	$ 98,939